CIRR-system	12 Months Ended
Dec. 31, 2025
CIRR-system [Abstract]
CIRR-system
Note 24. CIRR-system
Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.
The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses include interest expenses for loans between SEK and the CIRR-system, which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differ from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.
In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2025, concessionary loans outstanding amounted to Skr 0 million (year-end 2024: Skr 64 million) and operating profit for the program amounted to Skr -1 million for the period January-December 2025 (2024: Skr -7 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 0 million (2024: Skr 0 million).
Statement of comprehensive income for the CIRR-system

Skr mn	2025	2024
Interest income	2,139	2,302
Interest expenses	-2,346	-2,070
Foreign exchange effects	2	1
Profit before compensation to SEK	-205	233
Administrative remuneration to SEK	-243	-240
Operating profit CIRR-system	-448	-7
Reimbursement to (-) / from (+) the State	448	7
Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2025	Dec 31, 2024
Cash and cash equivalents	0	0
Loans	85,643	101,657
Derivatives	3,231	3,939
Other assets	629	217
Prepaid expenses and accrued revenues	1,772	1,817
Total assets	91,275	107,630

Liabilities	89,590	106,093
Derivatives	194	266
Accrued expenses and prepaid revenues	1,490	1,271
Total liabilities and equity	91,275	107,630

Commitments
Committed undisbursed loans	37,286	42,007